CONSOLIDATED BALANCE SHEETS		Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
CURRENT ASSETS
Cash		$ 16,097,463	¥ 2,524,082,266	¥ 2,538,554,638
Accounts receivable, net		4,662,522	731,083,491	518,398,551
Short-term investments				4,935,000
Inventories, net		137,618	21,578,477	24,468,188
Prepaid expenses		1,007,910	158,040,280	182,278,232
Other current assets		243,748	38,219,685	34,381,843
TOTAL CURRENT ASSETS		22,149,261	3,473,004,199	3,303,016,452
NON-CURRENT ASSETS
Property and equipment, net		615,158	96,456,471	53,805,279
Finance lease right-of-use assets		1,510,894	236,908,226	208,611,550
Operating lease right-of-use assets		3,078,411	482,694,859	337,330,750
Intangible assets, net		188,973	29,631,015	39,250,078
Long-term investments		36,585	5,736,500
Goodwill		178,571	27,999,994	27,999,994
Deferred tax assets, net		1,046,443	164,082,227	214,671,578
Deferred initial public offering ("IPO") costs		(0)		157,482,065
Long-term deposits		958,015	150,216,792	150,407,276
Other non-current assets		54,020	8,470,398	3,090,205
TOTAL NON-CURRENT ASSETS		7,667,070	1,202,196,482	1,192,648,775
TOTAL ASSETS		29,816,331	4,675,200,681	4,495,665,227
CURRENT LIABILITIES
Short-term loans		637,755	100,000,000	700,000,000
Current portion of long-term loans		963,202	151,030,000	230,785,000
Bond payable, current		255,102	40,000,000	40,000,000
Accounts payable		1,255,416	196,849,154	168,281,568
Accrued liabilities		7,404,314	1,160,996,435	1,109,740,581
Income tax payable		277,420	43,499,500	75,374,800
Contract liabilities, current		982,619	154,074,620	147,628,310
Amount due to a director				1,000,000
Finance lease liabilities, current		561,338	88,017,810	71,681,545
Operating lease liabilities, current		885,715	138,880,117	110,889,134
Other current liabilities		1,126,228	176,592,537	195,952,191
TOTAL CURRENT LIABILITIES		14,349,109	2,249,940,173	2,851,333,129
NON-CURRENT LIABILITIES
Long-term loans, net of current portion		155,752	24,422,000	175,452,000
Bond payable, non-current		115,915	18,175,440	56,807,020
Contract liabilities, non-current		81,744	12,817,448	10,615,635
Finance lease liabilities, non-current		924,676	144,989,192	140,333,247
Operating lease liabilities, non-current		2,215,342	347,365,643	207,353,977
Assets retirement obligations		196,275	30,775,915	12,914,758
TOTAL NON-CURRENT LIABILITIES		3,689,704	578,545,638	603,476,637
TOTAL LIABILITIES		18,038,813	2,828,485,811	3,454,809,766
SHAREHOLDERS’ EQUITY
Ordinary shares, 80,000,000 shares authorized; 25,310,660 shares issued and 24,910,619 shares outstanding as of December 31, 2024 and 26,560,660 shares issued and 26,160,619 shares outstanding as of December 31, 2025*	[1]	2,613,732	409,833,241	80,500,000
Common stock, value		5,018,537	786,906,631	748,840,080
Treasury shares, 400,041 shares as of December 31, 2024 and 2025, respectively*		(637,833)	(100,012,265)	(100,012,265)	[1]
Retained Earnings		4,783,082	749,987,263	311,527,646
TOTAL SHAREHOLDERS' EQUITY		11,777,518	1,846,714,870	1,040,855,461
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 29,816,331	¥ 4,675,200,681	¥ 4,495,665,227

[1]	Retrospectively restated for a 1-to-20 share split which became effective on November 1, 2024.